NET INCOME PER SHARE - Computation of earnings per share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares
Numerator:
Net income attributable to ordinary shareholders of the Company | $		$ 5,443,094	$ 4,281,474	$ 2,926,944
Denominator:
Weighted average number of ordinary shares outstanding - basic		1,104,199,740	1,104,899,411	1,139,377,763
Net income per share attributable to ordinary shareholders of the Company - basic | (per share)	$ 0.63	$ 4.93	$ 3.88	$ 2.57
Numerator:
Net income attributable to ordinary Shareholders of the Company | $		$ 5,443,094	$ 4,281,474	$ 2,926,944
Denominator:
Weighted average number of ordinary shares outstanding - basic		1,104,199,740	1,104,899,411	1,139,377,763
Weighted average number of ordinary shares outstanding - diluted		1,120,478,183	1,119,653,571	1,151,021,697
Net income per share attributable to ordinary shareholders of the Company - diluted | (per share)	$ 0.63	$ 4.86	$ 3.82	$ 2.54
Employee Stock Option
Denominator:
Weighted average number of ordinary shares outstanding - basic		16,278,443	14,754,160	11,643,934
Denominator:
Weighted average number of ordinary shares outstanding - basic		16,278,443	14,754,160	11,643,934